Advances for Vessels Under Construction and Other Vessels' Costs (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Vessel Payment Contract t	Dec. 31, 2023 USD ($)
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of shipbuilding contracts entered into | Contract	4
Number of hulls being constructed | Vessel	4
Number of hulls for which first installment was paid | Vessel	3
Pre-delivery installments	$ 37,422	$ 9,488
Capitalized costs	6,566	1,815
Advances for vessel under construction and other vessels' costs	$ 43,988	11,303
Product/Crude Oil Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of hulls being constructed | Vessel	3
Product Oil/Chemical Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of hulls being constructed | Vessel	1
Shipbuilding Construction Contracts [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	75,000
Gross contract price	$ 56,533
Number of installment payments to be paid | Payment	5
Interest expense capitalized	$ 1,011	540
Costs capitalized	$ 3,740	1,275
Shipbuilding Construction Contracts [Member] | Hull 1515 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 63,250
Number of installment payments to be paid | Payment	5
Shipbuilding Construction Contracts [Member] | Hull 1596 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 64,845
Number of installment payments to be paid | Payment	5
Shipbuilding Construction Contracts [Member] | Hull 1597 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 64,845
Number of installment payments to be paid | Payment	5
First Installment Payment [Member] | Hull 1515 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made		$ 9,488
First Installment Payment [Member] | Hulls 1596, 1597 and 1624 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made	$ 27,934